COMMON STOCK (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 11, 2015 $ / shares shares	Jun. 10, 2015 $ / shares shares	Jun. 09, 2015 $ / shares shares
Equity [Line Items]
Proceeds from Issuance of Common Stock	¥ 0	$ 0	¥ 171,919		¥ 2,392,027
Percentage Transfer Of Profit To Statutory Reserves	10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital	50.00%	50.00%
Appropriated retained earnings	¥ 4,148,929		4,148,929				$ 612,169
Stock Issued During Period, Value, New Issues			¥ 158,268	$ 23,352	2,392,027	$ 352,941
Securities Purchase Agreement [Member]
Equity [Line Items]
Sale of Stock, Price Per Share | $ / shares								$ 2.00	$ 2.12	$ 1.64
Proceeds from Issuance of Common Stock					¥ 1,294,922	$ 212,673
Sale of Stock, Number of Shares Issued in Transaction					297,197	297,197
Shares, Issued								5,092	288,105	4,000
Payments of Stock Issuance Costs					¥ 2,392,027	$ 600,000
Stock Offering [Member]
Equity [Line Items]
Stock Issued During Period, Shares, New Issues			15,874	15,874